Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 08, 2016
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Goodwill	$ 38,298,000	$ 38,298,000	$ 38,298,000
Goodwill impairment	0	0	0	$ 0
Intangible asset impairment		1,826,000	0	0
Patent rights
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Amortization expense		$ 2,200,000	2,100,000	400,000
Acquired technology
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Estimated useful life of intangible asset		19 years
Amortization expense		$ 200,000	200,000	200,000
Customer relationships
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Estimated useful life of intangible asset		5 years
Amortization expense		$ 300,000	$ 300,000	$ 300,000
Weighted average
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Identifiable intangible assets, weighted average life		15 years
Minimum | Patent rights
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Estimated useful life of intangible asset		15 years
Maximum | Patent rights
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Estimated useful life of intangible asset		19 years
Scilex Pharmaceuticals, Inc
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Goodwill					$ 13,500,000
Scilex Pharmaceuticals, Inc | Acquired in-process research and development
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Estimated useful life of intangible asset		15 years
Amortization expense		$ 400,000
Virttu Biologics Limited | Acquired in-process research and development
Disclosure - Goodwill and Intangible Assets - Additional Information (Detail) [Line Items]
Intangible asset impairment	$ 1,800,000